COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS - Guarantees (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Commitments and Contingencies Disclosure [Abstract]
Outstanding balance on letters of credit	$ 90.3	$ 143.0